Net Loss Per Share Attributable to Common Stockholders - Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to common stockholders, basic	$ (19,363)	$ (19,166)	$ (66,002)	$ (60,298)	$ (75,234)	$ (73,281)
Net loss attributable to common stockholders, diluted	$ (19,363)	$ (19,166)	$ (66,002)	$ (60,298)	$ (75,234)	$ (73,281)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	34,256	29,306	33,003	28,707	29,040	25,916
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	34,256	29,306	33,003	28,707	29,040	25,916
Net loss per share attributable to common stockholders, basic (in USD per share)	$ (0.57)	$ (0.65)	$ (2.00)	$ (2.10)	$ (2.59)	$ (2.83)
Net loss per share attributable to common stockholders, diluted (in USD per share)	$ (0.57)	$ (0.65)	$ (2.00)	$ (2.10)	$ (2.59)	$ (2.83)